UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05812

Legg Mason Partners Premium Money Market Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: November 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS PREMIUM TRUST

CITI PREMIUM U.S. TREASURY RESERVES

FORM N-Q
NOVEMBER 30, 2007

Notes to Schedule of Investments (unaudited)

Investments in U.S. Treasury Reserves Portfolio, at value $256,024,559

1. Organization and Significant Accounting Policies

Citi Premium U.S. Treasury Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Premium Money Market Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the “Portfolio”), a management investment company that has the same objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation – The Fund records its investment in the Portfolio at value. The value of such investment reflects the Fund’s proportionate interest (4.30% at November 30, 2007) in the net assets of the Portfolio. Valuation of securities held by the Portfolio is discussed in Note 1(a) of the Portfolio's Notes to Schedule of Investments, which are included elsewhere in this report.

U.S. Treasury Reserves Portfolio

Schedule of Investments (unaudited)	November 30, 2007

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 100.0%
U.S. Treasury Notes — 1.7%
$100,000,000	U.S. Treasury Notes, 4.375% due 1/31/08
	(Cost - $100,058,071)	$100,058,071

U.S. Treasury Bills — 98.3%
	U.S. Treasury Bills:
655,228,000	3.303% - 4.038% due 12/6/07 (a)	655,022,028
25,000,000	4.919% due 12/6/07 (a)	24,990,000
505,000,000	3.654% - 4.877% due 12/13/07 (a)	504,454,125
622,578,000	3.670% - 4.151% due 12/20/07 (a)	621,451,123
338,119,000	3.298% - 3.837% due 12/27/07 (a)	337,331,039
210,074,000	3.341% - 4.158% due 1/3/08 (a)	209,381,385
249,902,000	3.703% - 4.122% due 1/10/08 (a)	248,854,462
25,000,000	4.972% due 1/10/08 (a)	24,872,014
410,000,000	3.733% - 4.214% due 1/17/08 (a)	408,016,063
290,953,000	3.912% - 4.998% due 1/24/08 (a)	289,270,305
75,000,000	3.825% - 4.925% due 1/31/08 (a)	74,495,017
172,000,000	3.170% - 4.930% due 2/7/08 (a)	170,857,375
275,000,000	3.032% - 3.941% due 2/14/08 (a)	273,221,385
550,000,000	3.073% - 3.978% due 2/21/08 (a)	546,011,111
775,000,000	3.084% - 4.067% due 2/28/08 (a)	769,026,001
90,000,000	3.050% - 4.479% due 3/6/08 (a)	89,114,833
50,000,000	4.032% due 3/13/08 (a)	49,445,201
42,332,000	3.988% - 4.249% due 3/20/08 (a)	41,816,696
50,000,000	4.114% due 4/3/08 (a)	49,317,139
75,000,000	4.145% - 4.208% due 4/10/08 (a)	73,903,500
25,000,000	4.281% due 4/17/08 (a)	24,604,278
50,000,000	3.229% due 5/1/08 (a)	49,336,458
50,000,000	3.583% due 5/8/08 (a)	49,232,444
50,000,000	3.316% due 5/15/08 (a)	49,256,306
100,000,000	3.283% - 3.573% due 5/22/08 (a)	98,399,250
125,000,000	3.278% - 3.304% due 5/29/08 (a)	123,000,590

	Total U.S. Treasury Bills
	(Cost — $5,854,680,128)	5,854,680,128

	TOTAL INVESTMENTS — 100.0% (Cost — $5,954,738,199#)	5,954,738,199
	Other Assets in Excess of Liabilities — 0.0%	997,364

	TOTAL NET ASSETS — 100.0%	$5,955,735,563

(a) Rate shown represents yield-to-maturity.
# Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

1

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

U.S. Treasury Reserves Portfolio (the “Portfolio”) is a no-load, diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. At November 30, 2007, all investors in the Portfolio were Funds advised by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates fair value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Premium Money Market Trust

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: January 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: January 28, 2008

By:   /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: January 28, 2008